Reportable Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS
From January 1, 2010 until December 31, 2011, we were organized by end market, with three business segments: Solar Materials, Solar Energy and Semiconductor Materials. During the fourth quarter of 2011, we initiated a large scale global restructuring plan across all of our reportable segments (see Note 3). As part of our restructuring plan, effective January 1, 2012, we consolidated our two solar business units' operations into one business unit, and since that date we have been engaged in two reportable segments, Solar Energy and Semiconductor Materials.
Our Solar Energy segment provides solar energy services that integrate the design, installation, financing, monitoring, operations and maintenance portions of the downstream solar market to provide a comprehensive solar energy service to our customers. The results of the segment include the operating of, leasing of and sale of solar energy systems and services to customers who purchase renewable energy by delivering solar power to them under long term power purchase arrangements and feed in tariff arrangements. Our Solar Energy segment also manufactures polysilicon, silicon wafers and solar modules to support our downstream solar business, as well as for sale to external customers.
Our Semiconductor Materials segment includes the development, production and marketing of semiconductor wafers with a wide variety of features satisfying numerous product specifications to meet our customers’ exacting requirements, which wafers are utilized in the manufacture of semiconductor devices.
The Chief Operating Decision Maker (“CODM”) is our Chief Executive Officer. The CODM evaluates segment performance based on segment operating profit plus interest expense. In order to determine segment operating profit, standard costs are used as the basis for raw material costs allocated between segments and any related variances are allocated based on usage of those raw materials. We incur expenses for research and development costs and marketing activities that are not specific to any one segment or allocated to any segments. These costs, as well as general corporate marketing and administration costs, substantially all of our stock compensation expense, research and development administration costs, legal professional services and related costs, and other items are not evaluated by segment and are included in Corporate and other below. Because certain sites include operations, facilities and/or back office functions that are utilized to support our Semiconductor Materials and Solar Energy businesses, we do not have discrete financial information for total assets. Accordingly, the CODM does not consider total assets when analyzing segment performance. The CODM also evaluates the business on several other key operating metrics, including free cash flow.

	For the year ended December 31,
In millions	2013	2012	2011
Net sales:
Solar Energy	$1,101.4	$1,612.4	$1,692.4
Semiconductor Materials	906.2	917.5	1,023.1
Consolidated net sales	$2,007.6	$2,529.9	$2,715.5
Operating (loss) income:
Solar Energy	$(189.0)	$162.2	$(1,144.0)
Semiconductor Materials	(10.5)	(5.0)	(31.1)
Corporate and other	(114.1)	(100.0)	(125.4)
Consolidated operating (loss) income	$(313.6)	$57.2	$(1,300.5)
Interest expense:
Solar Energy	$102.1	$76.5	$35.5
Semiconductor Materials	—	(1.2)	(1.6)
Corporate and other	87.1	60.0	43.3
Consolidated interest expense	$189.2	$135.3	$77.2
Depreciation and amortization:
Solar Energy	$139.5	$119.3	$102.9
Semiconductor Materials	119.3	121.6	124.2
Corporate and other	9.5	6.0	—
Consolidated depreciation and amortization	$268.3	$246.9	$227.1
Capital expenditures:
Solar Energy(1)	$505.6	$401.9	$901.4
Semiconductor Materials	85.3	75.1	144.6
Corporate and other	7.5	8.9	4.6
Consolidated capital expenditures	$598.4	$485.9	$1,050.6
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(1)	Consists primarily of construction of solar energy systems of $465.3 million, $346.9 million and $598.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.
All Segments
Due to macroeconomic circumstances, which affected all of our segments, in December 2011 we committed to a series of actions that reduced our global workforce, right sized our production capacity and accelerated operating cost cutting measures in 2012 and 2013. In addition, based on the adverse market conditions, we incurred charges in 2011 associated with the impairment of long-lived assets, impairments of goodwill and certain investments, write-downs of inventory and the realizability of deferred tax assets (see Note 3 for a summary of these charges by reportable segment).
Solar Energy
During the year ended December 31, 2013, we recognized $25.0 million of revenue for the Tainergy contract amendment and $22.9 million of revenue related to the contract termination with Gintech, along with $37.0 million of asset impairments related to the Merano, Italy facilities. During the year ended December 31, 2012, we recognized revenue of $37.1 million for the termination of the Conergy long-term wafer supply agreement. Similarly, during the years ended December 31, 2012 and December 31, 2011, there was $0.7 million and $175.7 million, respectively, of revenue recognized as part of the Suntech wafer supply contract resolution.
As discussed in Note 3, during the year ended December 31, 2012 we recorded a favorable adjustment of $69.2 million of income related to the settlement of the Evonik take or pay contract as well as a gain of $31.7 million related to the receipt of a manufacturing plant from Evonik. In addition to the above items and other restructuring, impairment, and other charges discussed in Note 3, we recognized charges of $5.3 million during the year ended December 31, 2013 and $5.5 million and $37.4 million during the years ended December 31, 2012 and 2011, respectively, to cost of goods sold related to the estimated probable shortfall to our purchase obligations associated with certain take-or-pay agreements we have with suppliers for raw materials. See Note 19.
Given the deterioration in polysilicon and solar wafer pricing, we recorded a lower of cost or market adjustment on our raw material and finished goods inventory in the Solar Energy segment of approximately $18.5 million, $3.4 million and $107.0 million in the years ended December 31, 2013, December 31, 2012 and December 31, 2011, respectively. See Note 6.
We recorded a goodwill impairment of $440.5 million for the Solar Energy segment in the year ended December 31, 2011 (see Note 9). No such impairments were taken in 2013 or 2012.
Semiconductor Materials
Due to the earthquake in Japan on March 11, 2011, our semiconductor wafer production in Japan was suspended from that time through April 12, 2011. Because of the unplanned downtime and damages to the plant, we recorded $27.2 million as period charges to operating margin in the year ended December 31, 2011, with $15.8 million recorded to cost of goods sold due to the under absorption of costs, inventory adjustments, and asset impairment charges. We had no similar adjustments during the years ended December 31, 2013 and December 31, 2012.
During the year ended December 31, 2012 and December 31, 2011, we recorded insurance recoveries related to the above earthquake charges of $4.0 million and $4.0 million. respectively. We had no similar charges during the year ended December 31, 2013.
Corporate and Other
Approximately $8.6 million of net expenses were recorded in Corporate and other related to legal cases during the year ended December 31, 2011. No such net expenses related to legal cases were recorded in 2013 or 2012. Because the business decisions resulting in this litigation affected multiple segments, these expenses were recorded to Corporate and other. The remaining portion of expenses recorded to Corporate and other included stock-based compensation expense, general corporate marketing and administration costs, research and development administration costs, legal and tax professional services and related costs, and other personnel costs not reflected in the operating segments. The increase in Corporate and other expenses for the year ended December 31, 2013 relative to the same period in 2012 was attributable to increases in staffing, higher expenses related to growth initiatives, and non-capitalizable costs incurred in connection with the Offering, preparation for the Semiconductor Offering and the proposed SunEdison YieldCo IPO.
Geographic Segments
Geographic financial information is as follows:
Net Sales to Customers

	For the Year Ended December 31,
	2013	2012	2011
In millions
United States	$475.1	$735.3	$447.5
Foreign	1,532.5	1,794.6	2,268.0
Total	$2,007.6	$2,529.9	$2,715.5

Foreign revenues were derived from sales to the following countries:

	For the Year Ended December 31,
	2013	2012	2011
In millions
Taiwan	$472.5	$408.4	$530.0
Canada	279.1	248.6	104.9
Korea	220.3	198.8	237.1
China	77.7	82.8	598.8
Italy	71.3	234.2	375.6
Spain	9.6	175.8	42.3
Other foreign countries	402.0	446.0	379.3
Total	$1,532.5	$1,794.6	$2,268.0

Net sales are attributed to countries based on the location of the customer.
Our customers fall into five categories: (i) semiconductor device and solar cell and module manufacturers; (ii) commercial customers, which principally include private equity firms, large, national retail chains and real estate property management firms; (iii) federal, state and municipal governments; (iv) financial institutions, private equity firms and insurance companies; and (v) utilities. Our customers are located in various geographic regions including North America, Europe, and Asia Pacific, and are generally well capitalized. As such, our concentration of credit risk is considered minimal. For our solar energy systems, we typically collect the full sales proceeds upon final close and transfer of the system. During the year ended December 31, 2013, one customer accounted for 10% of total sales. Sales to any specific customer did not exceed 10% of consolidated net sales for the years ended December 31, 2012 or 2011.
Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2013	2012
In millions
United States	$1,811.3	$1,510.0
Malaysia	262.4	202.5
Taiwan	208.9	231.7
Italy	197.7	215.9
Chile	167.8	—
Korea	132.7	141.1
Japan	90.9	120.9
Other foreign countries	251.2	250.9
Total	$3,122.9	$2,673.0